UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha,   NE 68137

(Address of principal executive offices)(Zip code)

James Ash

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

            (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 6/30/12

Item 1.  Schedule of Investments.

SouthernSun Funds
U.S. Equity Fund - Schedule of Investments (Unaudited)
June 30, 2012

Shares		Market Value

	COMMON STOCK - 88.20%
	APPAREL - 4.18%
8,300	Columbia Sportswear Co.	$ 445,046

	DIVERSIFIED FINANCIAL SERVICES - 4.99%
4,860	Affiliated Managers Group, Inc. *	531,927

	ELECTRIC - 4.84%
9,960	OGE Energy Corp.	515,828

	ENGINEERING & CONSTRUCTION - 9.87%
13,160	Chicago Bridge & Iron Co. NV	499,554
15,815	URS Corp.	551,627
		1,051,181
	ENVIRONMENTAL CONTROL - 5.25%
33,930	Darling International, Inc. *	559,506

	FOOD - 9.73%
22,025	Safeway, Inc.	399,754
3,626	Sanderson Farms, Inc.	166,143
21,750	Smithfield Foods, Inc. *	470,452
		1,036,349
	FOREST PRODUCTS & PAPER - 3.10%
11,500	MeadWestvaco Corp.	330,625

	HEALTHCARE-SERVICES - 4.36%
15,385	Centene Corp. *	464,012

	HOME BUILDERS - 3.58%
13,900	Thor Industries, Inc.	380,999

	LEISURE TIME - 2.98%
4,440	Polaris Industries, Inc.	317,371

	MACHINERY-DIVERSIFIED - 14.08%
13,585	AGCO Corp. *	621,242
2,980	Flowserve Corp.	341,955
5,325	IDEX Corp.	207,569
6,430	Nordson Corp.	329,795
		1,500,561
	METAL FABRICATE/HARDWARE - 2.85%
6,635	Timken Co.	303,816

	MISCELLANEOUS MANUFACTURING - 7.12%
5,195	Pentair, Inc.	198,865
22,410	Trinity Industries, Inc.	559,802
		758,667
	OIL & GAS - 4.52%
16,435	Newfield Exploration Co. *	481,710

SouthernSun Funds
U.S. Equity Fund - Schedule of Investments (Unaudited) (Continued)
June 30, 2012

Shares		Market Value
	RETAIL - 2.26%
2,905	Tractor Supply Co.	$ 241,289

	SOFTWARE - 4.49%
22,500	Broadridge Financial Solutions, Inc.	478,575

	TOTAL COMMON STOCK	9,397,462
	( Cost - $7,796,295)

	SHORT-TERM INVESTMENTS - 11.18%
1,191,303	Dreyfus Institutional Reserve Money Market Fund, 0.00% **	1,191,303
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $1,191,303)

	TOTAL INVESTMENTS - 99.38%
	( Cost - $8,987,598) (a)	$ 10,588,765
	OTHER ASSETS LESS LIABILITIES - 0.62%	65,483
	NET ASSETS - 100.00%	$ 10,654,248

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appeciation:	$ 1,986,416
	Unrealized Depreciation:	(385,249)
	Net Unrealized Appreciation:	$ 1,601,167

* Non-Income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on June 30, 2012.

Security Valuation – Equity and fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Fixed income securities are valued each day by an independent pricing service which utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using amortized cost method of valuation, which the Board has determined will represent fair value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

SouthernSun Funds
U.S. Equity Fund - Schedule of Investments (Unaudited) (Continued)
June 30, 2012

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 9,397,462	$ -	$ -	$ 9,397,462
Short-Term Investments	$ 1,191,303	-	-	$ 1,191,303
Total	$ 10,588,765	$ -	$ -	$ 10,588,765
The Fund did not hold any Level 3 securities during the period.
There were no transfers in to or out of Level 1 and Level 2 during the current reporting period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Please refer to the Schedule of Investments for Industry Classifications.

SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited)
June 30, 2012

Shares		Market Value

	COMMON STOCK - 92.81%
	APPAREL - 7.74%
241,300	Columbia Sportswear Co.	$ 12,938,506
702,960	Iconix Brand Group, Inc. *	12,280,711
		25,219,217
	COMMERCIAL SERVICES - 4.66%
655,000	Brink's Co.	15,182,900

	CONSTRUCTION SERVICES - 8.69%
356,563	Chicago Bridge & Iron Co. NV	13,535,131
422,800	URS Corp.	14,747,264
		28,282,395
	ENERGY - 4.55%
285,860	OGE Energy Corp.	14,804,689

	ENVIRONMENTAL CONTROL - 5.47%
1,079,075	Darling International, Inc. *	17,793,947

	FINANCIAL SERVICES - 4.27%
127,125	Affiliated Managers Group, Inc. *	13,913,831

	FOOD - 7.27%
232,497	Sanderson Farms, Inc.	10,653,013
601,650	Smithfield Foods, Inc. *	13,013,690
		23,666,703
	HEALTHCARE-SERVICES - 4.43%
478,275	Centene Corp. *	14,424,774

	HOME BUILDERS - 3.38%
401,750	Thor Industries, Inc.	11,011,967

	HOUSEHOLD PRODUCTS/WARES - 0.49%
49,396	Spectrum Brands Holdings, Inc. *	1,608,828

	MACHINERY-DIVERSIFIED - 14.74%
401,375	AGCO Corp. *	18,354,879
92,400	Flowserve Corp.	10,602,900
110,000	Middleby Corp. *	10,957,100
157,250	Nordson Corp.	8,065,352
		47,980,231
	METAL FABRICATE/HARDWARE - 3.62%
257,600	Timken Co.	11,795,504

	MISCELLANEOUS MANUFACTURING - 8.24%
308,850	Koppers Holdings, Inc.	10,500,900
653,125	Trinity Industries, Inc.	16,315,063
		26,815,963
	OIL & GAS - 3.78%
419,800	Newfield Exploration Co. *	12,304,338

SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
June 30, 2012

Shares		Market Value
	OIL & GAS SERVICES - 3.21%
136,300	CARBO Ceramics, Inc.	$ 10,458,299

	RECREATIONAL PRODUCTS - 2.57%
117,275	Polaris Industries, Inc.	8,382,817

	RETAIL - 1.36%
53,100	Tractor Supply Co.	4,410,486

	SOFTWARE - 4.34%
663,700	Broadridge Financial Solutions, Inc.	14,116,899

	TOTAL COMMON STOCK
	( Cost - $296,110,824)	302,173,788

	SHORT-TERM INVESTMENTS - 6.26%
	Dreyfus Institutional Reserve Money Market Fund, 0.00% **
20,363,924	TOTAL SHORT-TERM INVESTMENTS	20,363,924
	( Cost - $20,363,924)

	TOTAL INVESTMENTS - 99.07%
	( Cost - $316,474,748) (a)	$ 322,537,712
	OTHER ASSETS LESS LIABILITIES - 0.93%	3,032,892
	NET ASSETS - 100.00%	$ 325,570,604

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appeciation:	$ 21,004,215
	Unrealized Depreciation:	(14,941,251)
	Net Unrealized Appreciation:	$ 6,062,964

* Non-Income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on June 30, 2012.

Security Valuation – Equity and fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Fixed income securities are valued each day by an independent pricing service which utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using amortized cost method of valuation, which the Board has determined will represent fair value.

SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
June 30, 2012

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 302,173,788	$ -	$ -	$ 302,173,788
Short-Term Investments	$ 20,363,924	-	-	$ 20,363,924
Total	$ 322,537,712	$ -	$ -	$ 322,537,712
The Fund did not hold any Level 3 securities during the period.
There were no transfers in to or out of Level 1 and Level 2 during the current reporting period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Please refer to the Schedule of Investments for Industry Classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

8/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

8/29/12

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

8/29/12